Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2023		Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash flows provided by (used in) operating activities
Net income		$ 1,688		$ 432	$ 1,523	$ 2,120	$ 3,392
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		438		295	303	733	378
Amortization and impairment	[1]	282		277	256	559	509
Stock options and restricted shares expense		3		2	3	5	12
Deferred income taxes		206		(270)	9	(64)	103
Losses (gains) from debt securities measured at FVOCI and amortized cost		(31)		(10)	(16)	(41)	(35)
Net losses (gains) on disposal of property and equipment		(3)		0	(1)	(3)	0
Other non-cash items, net		1		60	45	61	(62)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(2,757)		3,733	(7,161)	976	(4,828)
Loans, net of repayments		(8,411)		(2,207)	(16,373)	(10,618)	(37,492)
Deposits, net of withdrawals		9,573		(8,240)	17,692	1,333	45,154
Obligations related to securities sold short		(908)		2,355	(4,302)	1,447	(3,820)
Accrued interest receivable		(564)		(288)	(380)	(852)	(239)
Accrued interest payable		905		736	210	1,641	167
Derivative assets		1,440		12,616	(13,569)	14,056	(10,715)
Derivative liabilities		(2,788)		(12,864)	15,947	(15,652)	13,146
Securities measured at FVTPL		290		(2,411)	12,680	(2,121)	4,292
Other assets and liabilities measured/designated at FVTPL		215		3,892	2,267	4,107	3,793
Current income taxes		(400)		604	(194)	204	(1,049)
Cash collateral on securities lent		1,581		(757)	808	824	631
Obligations related to securities sold under repurchase agreements		5,590		(5,914)	(2,897)	(324)	(6,422)
Cash collateral on securities borrowed		2,189		2,880	(527)	5,069	(2,255)
Securities purchased under resale agreements		(4,608)		4,031	2,553	(577)	3,283
Other, net		2,471		1,189	(2,001)	3,660	(2,041)
Cash flows provided by (used in) operating activities		6,402		141	6,875	6,543	5,902
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		750		1,000	1,000	1,750	1,000
Redemption/repurchase/maturity of subordinated indebtedness		(1,500)		0	0	(1,500)	0
Issue of common shares for cash		44		48	51	92	144
Purchase of common shares for cancellation		0		0	0	0	(134)
Net sale (purchase) of treasury shares		2		0	(2)	2	(2)
Dividends and distributions paid		(546)		(571)	(736)	(1,117)	(1,467)
Repayment of lease liabilities		(83)		(82)	(83)	(165)	(159)
Cash flows provided by (used in) financing activities		(1,333)		395	230	(938)	(618)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(20,516)		(22,089)	(16,756)	(42,605)	(40,483)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		5,977		4,493	4,668	10,470	12,206
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		8,726		8,687	5,784	17,413	12,609
Acquisition of Canadian Costco credit card portfolio		0		0	(3,078)	0	(3,078)
Net sale (purchase) of property, equipment and software		(240)		(246)	(244)	(486)	(445)
Cash flows provided by (used in) investing activities		(6,053)		(9,155)	(9,626)	(15,208)	(19,191)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		49		(40)	30	9	102
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(935)		(8,659)	(2,491)	(9,594)	(13,805)
Cash and non-interest-bearing deposits with banks at beginning of period		22,876	[2]	31,535	23,259	31,535	34,573
Cash and non-interest-bearing deposits with banks at end of period	[2]	21,941		22,876	20,768	21,941	20,768
Cash interest paid		6,590		6,320	948	12,910	1,800
Cash interest received		9,876		9,722	3,607	19,598	7,403
Cash dividends received		242		251	259	493	545
Cash income taxes paid		$ 629		$ 404	$ 621	$ 1,033	$ 1,913

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $494 million (January 31, 2023: $485 million; April 30, 2022: $481 million) and interest-bearing demand deposits with Bank of Canada.